Non-Controlling Interest (Details) $ in Millions										12 Months Ended
	Dec. 31, 2021	Dec. 01, 2021 USD ($)	Nov. 30, 2021	Jun. 11, 2021 USD ($)	Dec. 31, 2020	Oct. 01, 2019 USD ($) shares	Sep. 30, 2019	Jul. 19, 2019 USD ($)	Jul. 18, 2019	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 USD ($) shares	Jul. 15, 2021 USD ($)
Non-Controlling Interests [Line Items]
Contingent consideration recognised as of acquisition date				$ 0.6
Consideration paid (received)				$ 9.6
Exercised During the Year | shares										2,238,187	514,410	237,090
Follica, Incorporated
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	19.90%				19.90%
Exercised During the Year										0	0	0
PureTech LYT [Member]
Non-Controlling Interests [Line Items]
Exercised During the Year												0
Alivio [Member]
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					8.10%
Proportion of ownership interest in subsidiary				100.00%
Acquired minority non-controlling interest				17.10%
Consideration for acquired non-controlling interest				$ 1.2
Consideration for acquired non-controlling interest, first installment				0.4
Acquisition cost				$ 1.0
Consideration for acquired non-controlling interest, second installment													$ 0.4
Exercised During the Year										2,373,750	0	3,125
Sonde
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	6.20%				4.50%
Exercised During the Year										0	0	0
Vedanta Biosciences
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	3.70%				0.40%					3.70%
Exercised During the Year										52,938	813	0
Entrega
Non-Controlling Interests [Line Items]
Exercised During the Year										525,000	0	0
Common shares [member]
Non-Controlling Interests [Line Items]
Increase and Decrease Through Change In NCI Share In Subsidiary Deficit												$ 3.1
Common shares [member] | Follica, Incorporated
Non-Controlling Interests [Line Items]
Convertible debt, instruments, converted to equity								$ 2.4
Proportion of ownership interests held by non-controlling interests								19.90%	68.00%
Increase (decrease) through conversion of convertible instruments, equity								$ 17.5
Common shares [member] | Follica, Incorporated | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through conversion of convertible instruments, equity								$ 19.9
Common shares [member] | PureTech LYT [Member]
Non-Controlling Interests [Line Items]
Proportion of ownership interest in subsidiary, additional ownership acquired						10.00%
Proportion of ownership interest in subsidiary						100.00%	90.00%
Increase Decrease In Number Of Shares Outstanding, Changes In Ownership Interest In Subsidiaries That Do Not Result In Loss Of Control | shares						2,126,338
Common shares [member] | PureTech LYT [Member] | Share premium [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						$ 9.1
Common shares [member] | PureTech LYT [Member] | Total parent equity [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						24.0
Common shares [member] | PureTech LYT [Member] | Other reserves [member]
Non-Controlling Interests [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						$ 33.1
Common shares [member] | Entrega
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	11.70%	11.70%	0.20%
Common shares [member] | Entrega and Vedanta
Non-Controlling Interests [Line Items]
Increase (decrease) through conversion of convertible instruments, equity										$ 6.0
Common shares [member] | Entrega and Vedanta | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Convertible debt, instruments, converted to equity										$ 0.1
Increase (decrease) through conversion of convertible instruments, equity		$ 5.9